Condensed Consolidated Statements of Cash Flows (Parenthetical) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2018
Statement of Cash Flows [Abstract]
Cash acquired from acquisition	$ 4,947,023	$ 4,947,023